Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended	70 Months Ended	82 Months Ended	94 Months Ended	106 Months Ended
	Mar. 30, 2017	Jan. 31, 2018	Jan. 31, 2026	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2026
C000180528
Account Value [Line Items]
Line Graph and Table Measure Name			Arrow Reserve Capital Management ETF
Accumulated Value	$ 10,000	$ 10,089		$ 10,280	$ 10,524	$ 10,602	$ 10,558	$ 10,673	$ 11,212	$ 11,774	$ 12,250
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Accumulated Value	10,000	10,037		10,311	11,234	11,731	11,350	10,381	10,508	10,653	11,257
FTSE Treasury Bill 6 Month USD Index
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE Treasury Bill 6 Month USD Index
Accumulated Value	$ 10,000	$ 10,085		$ 10,287	$ 10,526	$ 10,595	$ 10,602	$ 10,794	$ 11,376	$ 11,999	$ 12,528